Expense Example - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 29, 2022 USD ($)
Fidelity Advisor Balanced Fund - Class A
Expense Example:
1 year	$ 653
3 years	819
5 years	999
10 years	1,519
Fidelity Advisor Balanced Fund - Class C
Expense Example:
1 year	260
3 years	496
5 years	855
10 years	1,663
Fidelity Advisor Balanced Fund - Class M
Expense Example:
1 year	454
3 years	675
5 years	914
10 years	1,599
Fidelity Advisor Balanced Fund - Class I
Expense Example:
1 year	57
3 years	179
5 years	313
10 years	701
Fidelity Advisor Balanced Fund - Class Z
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567